Bank Borrowings (Details)								1 Months Ended								12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jul. 01, 2023 CNY (¥)	Jul. 01, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2020 USD ($)	Nov. 30, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Nov. 30, 2023 CNY (¥)	Oct. 31, 2023	Sep. 30, 2023 HKD ($)	Jul. 01, 2023 USD ($)	Oct. 31, 2022 CNY (¥)	Jun. 30, 2021 HKD ($)	Sep. 30, 2014 USD ($)
Bank Borrowings [Line Items]
Outstanding loan amounted																			¥ 302,928					$ 42,770
Outstanding amount of long-term bank borrowings
Repaid																358,838			146,112	$ 20,741	$ 387,514
Repayment of long-term bank borrowings																¥ 2,421,458	331,738		2,392,934			¥ 651,669
Guarantee payment																			¥ 57,613						$ 63,048			$ 4,550,000
Short-Term Debt [Member]
Bank Borrowings [Line Items]
Borrowings general working capital																							¥ 10,000,000
Percentage of weighted average interest rate																3.70%			4.30%					4.30%	4.30%
Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																															2.75%
Borrowings general working capital | $																															$ 2,000,000
Loan facility | $																															$ 2,000,000
Interest balance
Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings
Interest balance																71,029	$ 9,881
One-Year Loan Agreement With Bank of Beijing [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount											¥ 10,000,000				¥ 6,000,000
Interest rate															3.65%
Outstanding loan amounted																			6,000,000
Interest rate											3.50%
One-Year Loan Agreement with CNCB [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount														¥ 7,000,000
Interest rate		4.35%												4.35%
One-Year Loan Agreements with Zhejiang Tailong Commercial Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount									¥ 3,000,000				¥ 3,000,000
Interest rate									4.80%																			4.00%
Outstanding loans amount																¥ 3,000,000			¥ 3,000,000
One-Year Credit Facility Agreement with Bank of China [Member]
Bank Borrowings [Line Items]
Borrowings general working capital																										¥ 2,000,000
One-Year Credit Facility Agreement with Bank of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																			3.05%					3.05%	3.05%
Borrowings general working capital																			¥ 2,000,000
One-Year Loan Agreement with Industrial and Commercial Bank of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted																			1,500,000
One-Year Loan Agreement with Industrial and Commercial Bank of China [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount					¥ 330,000
Interest rate					9.72%
One-Year Loan Agreements with ICBC [Member]
Bank Borrowings [Line Items]
Total principal amount								¥ 1,500,000
Interest rate																4.05%
One-Year Loan Agreements with ICBC [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount																			1,500,000
Interest rate								3.10%
Outstanding loans amount																¥ 1,500,000
One-Year Credit Facility Agreement with China Merchants Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																							3.41%
Borrowings general working capital																							¥ 5,000,000
One-Year Loan Agreements with Hangzhou United Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount												¥ 5,000,000
Interest rate												4.00%
One-Year Loan Agreement with Bank of Shanghai [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount										¥ 10,000,000
Interest rate										3.70%
Outstanding loans amount																10,000,000
China Citic Bank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount	¥ 10,000,000
Interest rate	3.15%
Outstanding loans amount																10,000,000
One-Year Loan Agreements with Bank of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted																¥ 3,500,000
One-Year Loan Agreements with Bank of China [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount									¥ 3,500,000
Interest rate									3.40%
One-Year Loan Agreements with Bank of China [Member]
Bank Borrowings [Line Items]
Interest rate																3.10%
One-Year Loan Agreements with Bank of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																¥ 1,500,000
Eight-Year Term Facility with Bank of China [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest balance																254,173		$ 274,485
Eight-Year Term Facility with Bank of China [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																			1,231,470		1,358,938
Interest balance | $																		274,485
Two-Year Loan Agreement with WeBank [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																			150,000
Outstanding long-term bank borrowings balance repayable																94,286
Repayment of bank debt																112,500
Two-Year Loan Agreement with WeBank [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount		¥ 1,200,000
Interest rate		12.24%
Two-Year Loan Agreement with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount						¥ 300,000
Interest rate						17.82%
Outstanding loan amounted																			188,571
Outstanding amount of long-term bank borrowings																76,694
Outstanding long-term bank borrowings balance repayable																			85,031
Interest balance																			399,999
Repaid		¥ 114,286
Borrowings for general working capital																			94,286
July 2022 Credit Facility Agreement Facility Agreement [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings
Outstanding long-term bank borrowings balance repayable																29,167			35,000
Interest balance
July 2022 Credit Facility Agreement Facility Agreement [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Borrowings general working capital																														¥ 70,000
Repaid																			29,167
Two-Year Loan Agreements with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loans amount																						¥ 170,062
Ten-Year Term Facility with Nanyang Commercial Bank [Member]
Bank Borrowings [Line Items]
Interest rate																											3.625%
Borrowings general working capital | $																												$ 4,550,000
Loan facility																			4,123,210									$ 4,550,000
Outstanding amount of long-term bank borrowings | $																		3,711,924
Interest balance | $																		387,514
Ten-Year Term Facility with Nanyang Commercial Bank [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																3,437,242
Beneficial State Bank [Member]
Bank Borrowings [Line Items]
Borrowings for general working capital | $							$ 199,547																									$ 100,000
Interest rate percentage							4.00%
Five-Year Term Facility with Beneficial State Bank (“BSB”) [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted			¥ 302,838																										$ 41,911
Repaid			871,518	$ 125,051
Borrowings for general working capital			¥ 235,451																										$ 32,585
WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Total principal amount																38,087
Repayment of bank debt																417
Three-Year Loan Agreements with WeBank [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																23,447
Interest balance																14,223
Long Term Bank Borrowings [Member] | Ten-Year Term Facility with Nanyang Commercial Bank [Member]
Bank Borrowings [Line Items]
Interest balance																358,838
Wang Xiaoxiao [Member] | One-Year Loan Agreement with CNCB [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted																			7,000,000
Ms. Chen Di and Mr. Zhang Yi [Member] | One-Year Loan Agreement with Industrial and Commercial Bank of China [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Outstanding loan amounted																			2,000,000
Bank of China [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																1,002,862		$ 1,083,004
Repayment of long-term bank borrowings																188,571			47,143
Bank of China [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																			3,715,908		4,100,539
Bank of China [Member] | One-Year Loan Agreements with Bank of China [Member]
Bank Borrowings [Line Items]
Borrowings general working capital																1,500,000
Bank of China [Member] | Eight-Year Term Facility with Bank of China [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																			247,425		273,036
Bank of China [Member] | Ten-Year Term Facility with Nanyang Commercial Bank [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																			350,168		386,413
Mr. Samuel Derk Shuen Lim [Member]
Bank Borrowings [Line Items]
Outstanding amount of long-term bank borrowings																			233,969		$ 260,081
Eight-Year Term Facility with Bank of China [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Interest balance																¥ 254,173
Mr. Ding Lichun [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																			685,715
Mr. Ding Lichun [Member] | Two-Year Loan Agreement with WeBank [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																			112,500
Current Portion of Long-Term Bank Borrowings [Member] | Long Term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Outstanding long-term bank borrowings balance repayable																			76,694
Beneficial State Bank [Member]
Bank Borrowings [Line Items]
Borrowings for general working capital																			¥ 77,798					$ 10,984
Minimum [Member] | Two-Year Loan Agreement with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																						12.96%
Minimum [Member] | WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																22.27%
Maximum [Member] | Two-Year Loan Agreement with WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																						17.82%
Maximum [Member] | WeBank [Member] | Long-Term Debt [Member]
Bank Borrowings [Line Items]
Interest rate																32.00%